SCHEDULE OF WARRANTS ACTIVITY (Details) shares in Thousands	9 Months Ended
Sep. 30, 2025 shares
Class of Warrant or Right [Line Items]
Warrants outstanding, Beginning balance	157
Warrants, Granted	656
Warrants, Exercised	398
Warrants outstanding, ending balance	415
Q1-22 Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, Beginning balance	23
Warrants, Granted
Warrants, Exercised
Warrants outstanding, ending balance	23
December 2022 Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, Beginning balance	9
Warrants, Granted
Warrants, Exercised
Warrants outstanding, ending balance	9
Prefunded Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, Beginning balance	125
Warrants, Granted	656
Warrants, Exercised	398
Warrants outstanding, ending balance	383